9. Prepaid expenses and other current assets, net (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Provision for deposit and prepayment for acquisitions	$ 11,069	$ 10,921
Provision for other deposits and prepayments	3,973	3,584
Provision for other receivables	2,466	1,968
Other receivable	1,803	2,262
Third Parties [Member]
Provision for other receivables	2,466	1,968
Other receivable	2,583	2,910
Tacoo Corporation [Member]
Provision for other receivables	0	0
Other receivable	$ 1,686	$ 1,320